Income Taxes (Details 9) (USD $) In Thousands, unless otherwise specified				12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Taiwan operations [Member]	Dec. 31, 2013 Taiwan operations [Member] Minimum [Member]	Dec. 31, 2013 Taiwan operations [Member] Maximum [Member]	Dec. 31, 2013 US operations [Member]	Dec. 31, 2013 US operations [Member] Minimum [Member]	Dec. 31, 2013 US operations [Member] Maximum [Member]
Tax Credit Carryforward [Line Items]
Tax effect	$ 6,017	$ 22,835	$ 4,768			$ 1,249
Expiration year				2014	2016		2020	2033